Note 13 - Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Other Payables [Text Block]

11. Other Payables

As of March 31, 2026 and December 31, 2025, other liabilities includes $1.4 million due to Hover, a related party, and $5.7 million due to Sunrise Development LLC a former supplier of project development services to certain subsidiaries then owned by the Company that was granted an arbitration award against the Company. It also includes approximately $0.4 million to reflect a liability to Morgan Franklin Consulting LLC resulting from litigation. (See Note 12).

13.	Other Liabilities

The other liabilities amount includes $1.4 million due to Hover, a related party, and $5.7 million due to Sunrise Development LLC a former supplier of project development services to certain subsidiaries then owned by the Company that was granted an arbitration award against the Company. It also includes approximately $0.4 million to reflect a liability to Morgan Franklin Consulting LLC resulting from litigation. (See Footnote 15).